Warrant Liability (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Grant Date 11/16/09 [Member]
Shares	5,522	5,522
Stock price	$ 6.83	$ 23.4
Exercise price	$ 650	$ 650
Expected terms (yrs)	1 year 10 months 24 days	2 years 10 months 24 days
Risk-free interest rate	0.25%	0.36%
Estimated volatility	110.99%	144.55%
Grant Date 10/07/10 [Member]
Shares	10,500	10,500
Stock price	$ 6.83	$ 23.4
Exercise price	$ 300	$ 300
Expected terms (yrs)	2 years 9 months 18 days	3 years 9 months 18 days
Risk-free interest rate	0.36%	0.60%
Estimated volatility	101.94%	156.71%
Grant Date 01/19/11 [Member]
Shares	10,673	10,673
Stock price	$ 6.83	$ 23.4
Exercise price	$ 160	$ 160
Expected terms (yrs)	3 years 1 month 6 days	4 years 1 month 6 days
Risk-free interest rate	0.36%	0.60%
Estimated volatility	101.94%	156.71%
Grant Date 10/25/11 [Member]
Shares	26,628	26,628
Stock price	$ 6.83	$ 23.4
Exercise price	$ 44.8	$ 44.8
Expected terms (yrs)	3 years 9 months 18 days	4 years 9 months 18 days
Risk-free interest rate	0.54%	0.83%
Estimated volatility	133.28%	143.85%
Grant Date 02/02/12 [Member]
Shares	10,648
Stock price	$ 6.83
Exercise price	$ 28
Expected terms (yrs)	4 years 1 month 6 days
Risk-free interest rate	0.54%
Estimated volatility	133.28%
Grant Date 11/08/12 [Member]
Shares	483,657
Stock price	$ 6.83
Exercise price	$ 6.53
Expected terms (yrs)	4 years 10 months 24 days
Risk-free interest rate	0.72%
Estimated volatility	146.03%
Grant date of issuance for warrants 01/19/11 [Member]
Shares		10,673
Stock price		$ 155
Exercise price		$ 160
Expected terms (yrs)		5 years
Risk-free interest rate		1.95%
Estimated volatility		138.70%
Grant date of issuance for warrants 10/25/11 [Member]
Shares		26,628
Stock price		$ 51.4
Exercise price		$ 44.8
Expected terms (yrs)		5 years
Risk-free interest rate		1.01%
Estimated volatility		144.60%
Grant date of issuance for warrants 02/02/12 [Member]
Shares	10,648
Stock price	$ 20.6
Exercise price	$ 28
Expected terms (yrs)	5 years
Risk-free interest rate	0.71%
Estimated volatility	144.70%
Grant date of issuance for warrants 11/08/12 [Member]
Shares	483,657
Stock price	$ 7.31
Exercise price	$ 6.53
Expected terms (yrs)	5 years
Risk-free interest rate	0.65%
Estimated volatility	146.00%